CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 2,008.4	$ 2,015.4	$ 1,979.9
Costs and expenses
Cost of revenue:	1,422.5	1,464.1	1,450.3
Selling, general and administrative	424.2	450.3	453.2
Research and development	25.2	24.1	24.2
Goodwill impairment	39.1	0.0	0.0
Costs and expenses	1,911.0	1,938.5	1,927.7
Operating income	97.4	76.9	52.2
Interest expense	31.9	30.8	32.4
Other (expense), net	(140.8)	(393.9)	(82.4)
Loss before income taxes	(75.3)	(347.8)	(62.6)
Provision for income taxes	117.9	79.3	42.3
Consolidated net loss	(193.2)	(427.1)	(104.9)
Net income attributable to noncontrolling interests	0.2	3.6	1.1
Net loss attributable to Unisys Corporation	$ (193.4)	$ (430.7)	$ (106.0)
Loss per share attributable to Unisys Corporation
Basic (in dollars per share)	$ (2.79)	$ (6.31)	$ (1.57)
Diluted (in dollars per share)	$ (2.79)	$ (6.31)	$ (1.57)
Services
Revenue	$ 1,665.3	$ 1,665.9	$ 1,597.3
Costs and expenses
Cost of revenue:	1,247.3	1,282.4	1,285.9
Technology
Revenue	343.1	349.5	382.6
Costs and expenses
Cost of revenue:	$ 175.2	$ 181.7	$ 164.4